Consolidated Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Consolidated Subsidiaries [Abstract]
Consolidated Subsidiaries
Consolidated subsidiaries as of December 31, 2017 and 2018 are as follows:

			Percentage of ownership (%)
Subsidiaries	Key operation activities	Location	2017	2018
Korea Hydro & Nuclear Power Co., Ltd.	Power generation	KOREA	100.00%	100.00%
Korea South-East Power Co., Ltd.	Power generation	KOREA	100.00%	100.00%
Korea Midland Power Co., Ltd.	Power generation	KOREA	100.00%	100.00%
Korea Western Power Co., Ltd.	Power generation	KOREA	100.00%	100.00%
Korea Southern Power Co., Ltd.	Power generation	KOREA	100.00%	100.00%
Korea East-West Power Co., Ltd.	Power generation	KOREA	100.00%	100.00%
KEPCO Engineering & Construction Company, Inc.(*1)	Architectural engineering for utility plant and others	KOREA	65.77%	65.77%
KEPCO Plant Service & Engineering Co., Ltd.	Utility plant maintenance and others	KOREA	51.00%	51.00%
KEPCO Nuclear Fuel Co., Ltd.	Nuclear fuel	KOREA	96.36%	96.36%
KEPCO KDN Co., Ltd.	Electric power information technology and others	KOREA	100.00%	100.00%
Garolim Tidal Power Plant Co., Ltd.(*2)	Power generation	KOREA	49.00%	49.00%
KEPCO International HongKong Ltd.	Holding company	HONG KONG	100.00%	100.00%
KEPCO International Philippines Inc.	Holding company	PHILIPPINES	100.00%	100.00%
KEPCO Gansu International Ltd.	Holding company	HONG KONG	100.00%	100.00%
KEPCO Philippines Holdings Inc.	Holding company	PHILIPPINES	100.00%	100.00%
KEPCO Philippines Corporation	Operation of utility plant	PHILIPPINES	100.00%	100.00%
KEPCO Ilijan Corporation	Construction and operation of utility plant	PHILIPPINES	51.00%	51.00%
KEPCO Lebanon SARL	Operation of utility plant	LEBANON	100.00%	100.00%
KEPCO Neimenggu International Ltd.	Holding company	HONG KONG	100.00%	100.00%
KEPCO Shanxi International Ltd.	Holding company	HONG KONG	100.00%	100.00%
KOMIPO Global Pte Ltd.	Holding company	SINGAPORE	100.00%	100.00%
KEPCO Canada Energy Ltd.	Resources development	CANADA	100.00%	—
KEPCO Netherlands B.V.	Holding company	NETHERLANDS	100.00%	100.00%
KOREA Imouraren Uranium Investment Corp.	Holding company	FRANCE	100.00%	100.00%
KEPCO Australia Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOSEP Australia Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOMIPO Australia Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOWEPO Australia Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOSPO Australia Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KEPCO Middle East Holding Company	Holding company	BAHRAIN	100.00%	100.00%
Qatrana Electric Power Company	Construction and operation of utility plant	JORDAN	80.00%	80.00%
KHNP Canada Energy, Ltd.	Holding company	CANADA	100.00%	100.00%
KEPCO Bylong Australia Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
Korea Waterbury Uranium Limited Partnership	Resources development	CANADA	79.64%	79.64%
Korea Electric Power Nigeria Ltd.	Operation of utility plant	NIGERIA	100.00%	100.00%
KEPCO Holdings de Mexico	Holding company	MEXICO	100.00%	100.00%
KST Electric Power Company	Construction and operation of utility plant	MEXICO	56.00%	56.00%
KEPCO Energy Service Company	Operation of utility plant	MEXICO	100.00%	100.00%
KEPCO Netherlands S3 B.V.	Holding company	NETHERLANDS	100.00%	100.00%
PT. KOMIPO Pembangkitan Jawa Bali	Operation of utility plant	INDONESIA	51.00%	51.00%
PT. Cirebon Power Service(*2)	Operation of utility plant	INDONESIA	27.50%	27.50%
KOWEPO International Corporation	Operation of utility plant	PHILIPPINES	99.99%	99.99%
KOSPO Jordan LLC	Operation of utility plant	JORDAN	100.00%	100.00%
EWP Philippines Corporation	Holding company	PHILIPPINES	100.00%	100.00%
EWP America Inc.	Holding company	USA	100.00%	100.00%
EWP Renewable Corporation	Holding company	USA	100.00%	100.00%
DG Fairhaven Power, LLC	Power generation	USA	100.00%	100.00%
DG Whitefield, LLC	Power generation	USA	100.00%	100.00%
Springfield Power, LLC	Power generation	USA	100.00%	100.00%
KNF Canada Energy Limited	Holding company	CANADA	96.36%	96.36%
PT KEPCO Resource Indonesia	Holding company	INDONESIA	100.00%	—
EWP Barbados 1 SRL	Holding company	BARBADOS	100.00%	100.00%
California Power Holdings, LLC	Power generation	USA	100.00%	100.00%
Gyeonggi Green Energy Co., Ltd.	Power generation	KOREA	62.01%	62.01%
PT. Tanggamus Electric Power	Power generation	INDONESIA	52.50%	52.50%
Gyeongju Wind Power Co., Ltd.	Power generation	KOREA	70.00%	70.00%
KOMIPO America Inc.	Holding company	USA	100.00%	100.00%
EWPRC Biomass Holdings, LLC	Holding company	USA	100.00%	100.00%
KOSEP USA, INC.	Power generation	USA	100.00%	100.00%
PT. EWP Indonesia	Holding company	INDONESIA	99.96%	99.96%
KEPCO Netherlands J3 B.V.	Holding company	NETHERLANDS	100.00%	100.00%
Korea Offshore Wind Power Co., Ltd.	Power generation	KOREA	100.00%	100.00%
Global One Pioneer B.V.	Holding company	NETHERLANDS	100.00%	100.00%
Global Energy Pioneer B.V.	Holding company	NETHERLANDS	100.00%	100.00%
Mira Power Limited(*3)	Power generation	PAKISTAN	76.00%	76.00%
KOSEP Material Co., Ltd.(*4)	Recycling fly ashes	KOREA	86.22%	86.22%
Commerce and Industry Energy Co., Ltd.(*5)	Power generation	KOREA	59.03%	59.03%
KEPCO Singapore Holdings Pte., Ltd.	Holding company	SINGAPORE	100.00%	100.00%
KOWEPO India Private Limited(*6)	Holding company	INDIA	100.00%	—
KEPCO KPS Philippines Corp.	Utility plant maintenance and others	PHILIPPINES	51.00%	51.00%
KOSPO Chile SpA	Holding company	CHILE	100.00%	100.00%
PT. KOWEPO Sumsel Operation And Maintenance Services	Utility plant maintenance and others	INDONESIA	95.00%	95.00%
HeeMang Sunlight Power Co., Ltd.	Operation of utility plant	KOREA	100.00%	100.00%
Fujeij Wind Power Company	Operation of utility plant	JORDAN	100.00%	100.00%
KOSPO Youngnam Power Co., Ltd.	Operation of utility plant	KOREA	50.00%	50.00%
HI Carbon Professional Private Special Asset Investment Trust 1	Holding company	KOREA	96.67%	96.67%
Chitose Solar Power Plant LLC	Power generation	JAPAN	80.10%	80.10%
KEPCO Energy Solution Co. Ltd.	Energy service	KOREA	100.00%	100.00%
Solar School Plant Co., Ltd.	Power generation	KOREA	100.00%	100.00%
KOSPO Power Services Limitada	Utility plant maintenance and others	CHILE	65.00%	65.00%
Energy New Industry Specialized Investment Private Investment Trust	Holding company	KOREA	99.75%	99.01%
KOEN Bylong Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOMIPO Bylong Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOWEPO Bylong Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOSPO Bylong Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
EWP Bylong Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOWEPO Lao International	Utility plant maintenance and others	LAOS	100.00%	100.00%
KEPCO US Inc.	Holding company	USA	100.00%	100.00%
KEPCO Alamosa LLC	Holding company	USA	50.10%	50.10%
Cogentrix Solar Services, LLC	Holding company	USA	50.10%	—
Solar Investments I, LLC	Holding company	USA	50.10%	—
KEPCO Solar of Alamosa, LLC (formerly, Cogentrix of Alamosa, LLC)	Power generation	USA	50.10%	50.10%
KEPCO-LG CNS Mangilao Holdings LLC	Holding company	USA	70.00%	70.00%
Mangilao Investment LLC	Holding company	USA	70.00%	70.00%
KEPCO-LG CNS Mangilao Solar, LLC	Power generation	USA	70.00%	70.00%
Jeju Hanlim Offshore Wind Co., Ltd.	Power generation	KOREA	70.22%	68.84%
PT. Siborpa Eco Power	Construction and operation of utility plant	INDONESIA	64.71%	55.00%
BSK E-New Industry Fund VII	Holding company	KOREA	81.47%	80.86%
e-New Industry LB Fund 1	Holding company	KOREA	75.92%	75.36%
Songhyun e-New Industry Fund	Holding company	KOREA	80.45%	79.85%
PT. Korea Energy Indonesia	Utility plant maintenance and others	INDONESIA	—	95.00%
KOLAT SpA	Utility plant maintenance and others	CHILE	—	100.00%
KEPCO California, LLC	Holding company	USA	—	100.00%
KEPCO Mojave Holdings, LLC	Holding company	USA	—	100.00%
Incheon Fuel Cell Co., Ltd.	Power generation	KOREA	—	60.00%
KOEN Service Co., Ltd.	Facility maintenance and service	KOREA	—	100.00%
KOMIPO Service Co., Ltd.	Facility maintenance and service	KOREA	—	100.00%
KOWEPO Service Co., Ltd.	Facility maintenance and service	KOREA	—	100.00%
KOSPO Service Co., Ltd.	Facility maintenance and service	KOREA	—	100.00%
EWP Service Co., Ltd.	Facility maintenance and service	KOREA	—	100.00%
PT. KOMIPO Energy Indonesia	Utility plant maintenance and others	INDONESIA	—	95.00%

(*1)	Considering treasury stocks, the effective percentage of ownership is 66.08%.

(*2)	These subsidiaries are included in the consolidated financial statements as the Company obtained the majority of the voting power through the shareholders’ agreement.

(*3)	As of reporting date, the annual reporting period of all subsidiaries is December 31, except for Mira Power Limited which is November 30.

(*4)	The effective percentage of ownership has increased to 86.22% since Long Lasting Value exercised the put option to sell its investment to KOSEP during the year ended December 31, 2017.

(*5)

The Company guarantees a certain return on investment related to Commerce and Industry Energy Co., Ltd. for the financial investors. The financial investors have a right to sell their shares to the Company which can be exercised 84 months after the date of investment. Accordingly, the purchase price including the return on investment is classified as a liability.

(*6)	KOWEPO India Private Limited was in the process of liquidating its business as of December 31, 2018 and has been reclassified to assets held-for-sale, accordingly.

Subsidiaries newly included in or excluded from consolidation
Subsidiaries newly included in or excluded from consolidation for the year ended December 31, 2018 are as follows:

Subsidiaries included in consolidation during the year ended December 31, 2018.

Subsidiary	Reason
PT. Korea Energy Indonesia	Newly established
KOLAT SpA	Newly established
KEPCO California, LLC	Newly established
KEPCO Mojave Holdings, LLC	Newly established
Incheon Fuel Cell Co., Ltd.	Newly established
KOEN Service Co., Ltd.	Newly established
KOMIPO Service Co., Ltd.	Newly established
KOWEPO Service Co., Ltd.	Newly established
KOSPO Service Co., Ltd.	Newly established
EWP Service Co., Ltd.	Newly established
PT. KOMIPO Energy Indonesia	Newly established

Subsidiaries	excluded from consolidation during the year ended December 31, 2018.

Subsidiary	Reason
KEPCO Canada Energy Ltd.	Liquidated
Cogentrix Solar Services, LLC	Liquidated
Solar Investments I, LLC	Liquidated
PT KEPCO Resource Indonesia	Liquidated
KOWEPO India Private Limited	Liquidating

Summary of financial information of consolidated subsidiaries
Summary of financial information of consolidated subsidiaries as of and for the years ended December 31, 2017 and 2018 are as follows:

2017
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
Korea Hydro & Nuclear Power Co., Ltd.	￦	55,011,096	29,252,816	9,415,751	854,346
Korea South-East Power Co., Ltd.		9,879,577	4,844,184	5,387,846	130,371
Korea Midland Power Co., Ltd.		9,893,822	6,148,173	4,167,009	104,591
Korea Western Power Co., Ltd.		9,660,426	5,739,534	4,199,079	110,939
Korea Southern Power Co., Ltd.		9,648,741	5,401,216	4,397,552	98,817
Korea East-West Power Co., Ltd.		8,855,518	4,204,187	4,644,330	217,599
KEPCO Engineering & Construction Company, Inc.		762,166	305,134	490,193	21,222
KEPCO Plant Service & Engineering Co., Ltd.		1,195,086	294,689	1,232,113	135,482
KEPCO Nuclear Fuel Co., Ltd.		792,187	421,088	279,664	4,557
KEPCO KDN Co., Ltd.		524,520	155,715	619,470	48,968
Garolim Tidal Power Plant Co., Ltd.		619	345	—	(12)
KEPCO International HongKong Ltd.		153,529	1	—	4,380
KEPCO International Philippines Inc.		102,323	886	—	47,201
KEPCO Gansu International Ltd.		11,567	493	—	(29)
KEPCO Philippines Holdings Inc.		127,922	2,621	—	43,218
KEPCO Philippines Corporation		6,293	114	—	2,098
KEPCO Ilijan Corporation		474,624	57,801	109,183	66,320
KEPCO Lebanon SARL		1,069	9,281	—	(219)
KEPCO Neimenggu International Ltd.		165,937	—	—	500
KEPCO Shanxi International Ltd.		497,990	193,309	—	3,796
KOMIPO Global Pte Ltd.		225,411	1,497	—	21,858
KEPCO Canada Energy Ltd.		132	22	—	(32)
KEPCO Netherlands B.V.		114,911	49	—	17,309
KOREA Imouraren Uranium Investment Corp.		151,278	131	—	1,490
KEPCO Australia Pty., Ltd.		466,654	569	—	(568)
KOSEP Australia Pty., Ltd.		27,076	333	12,096	1,601
KOMIPO Australia Pty., Ltd.		31,441	4,691	12,096	1,133
KOWEPO Australia Pty., Ltd.		31,586	4,691	12,096	1,232
KOSPO Australia Pty., Ltd.		29,472	4,221	12,096	(2,759)
KEPCO Middle East Holding Company		95,812	90,842	—	2,913
Qatrana Electric Power Company		460,206	327,401	18,892	23,310
KHNP Canada Energy, Ltd.		51,994	31	—	(92)
KEPCO Bylong Australia Pty., Ltd.		242,364	277,549	—	20,271
Korea Waterbury Uranium Limited Partnership		20,886	136	—	(59)
Korea Electric Power Nigeria Ltd.		238	76	2,164	29
KEPCO Holdings de Mexico		235	30	—	(20)
KST Electric Power Company		546,242	478,230	120,126	16,154
KEPCO Energy Service Company		1,793	451	6,773	976
KEPCO Netherlands S3 B.V.		46,642	53	—	2,382
PT. KOMIPO Pembangkitan Jawa Bali		11,261	4,769	20,956	4,666
PT. Cirebon Power Service		2,808	155	7,439	592

2017
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
KOWEPO International Corporation	￦	—	8	—	(2)
KOSPO Jordan LLC		24,077	13,594	7,331	953
EWP Philippines Corporation		1,708	836	—	(17)
EWP America Inc.(*1)		79,854	67,308	23,543	(9,737)
KNF Canada Energy Limited		1,884	31	—	(43)
PT KEPCO Resource Indonesia		491	—	—	(311)
EWP Barbados 1 SRL		235,096	450	—	(2,585)
Gyeonggi Green Energy Co., Ltd.		282,408	199,160	95,192	3,203
PT. Tanggamus Electric Power		179,317	160,144	34,281	4,640
Gyeongju Wind Power Co., Ltd.		112,279	82,124	7,219	2,400
KOMIPO America Inc.		10,505	521	—	2,071
KOSEP USA, INC.		184	9,065	—	26,997
PT. EWP Indonesia		2,035	23	—	1,916
KEPCO Netherlands J3 B.V.		122,612	76	—	12,115
Korea Offshore Wind Power Co., Ltd.		190,195	1,985	—	(6,997)
Global One Pioneer B.V.		151	38	—	(80)
Global Energy Pioneer B.V.		309	41	—	(87)
Mira Power Limited		208,150	163,198	—	737
KOSEP Material Co., Ltd.		2,751	1,448	3,128	320
Commerce and Industry Energy Co., Ltd.		99,129	87,926	30,577	(749)
KEPCO Singapore Holdings Pte., Ltd.		3,265	4	—	(24)
KOWEPO India Private Limited		781	—	—	(46)
KEPCO KPS Philippines Corp.		6,636	235	6,840	555
KOSPO Chile SpA		133,570	50,109	—	1,066
PT. KOWEPO Sumsel Operation And Maintenance Services		1,350	279	7,651	659
HeeMang Sunlight Power Co., Ltd.		6,876	3,395	105	(229)
Fujeij Wind Power Company		165,636	156,099	—	8,836
KOSPO Youngnam Power Co.,Ltd.		412,785	333,302	68,973	939
HI Carbon Professional Private Special Asset Investment Trust 1		3,002	—	—	12
Chitose Solar Power Plant LLC		136,098	121,622	7,083	4,100
KEPCO Energy Solution Co. Ltd.		313,401	12,376	5,544	1,325
Solar School Plant Co., Ltd.		201,482	599	67	874
KOSPO Power Services Limitada		3,901	887	11,067	666
Energy New Industry Specialized Investment Private Investment Trust(*3)		506,207	2,118	—	52
KOEN Bylong Pty., Ltd.		5,875	—	—	—
KOMIPO Bylong Pty., Ltd.		5,875	—	—	—
KOWEPO Bylong Pty., Ltd.		5,875	—	—	—
KOSPO Bylong Pty., Ltd.		5,875	—	—	—
EWP Bylong Pty., Ltd.		5,875	—	—	—
KOWEPO Lao International		3,259	1,452	3,624	1,881
KEPCO US Inc.		16,913	—	—	—
KEPCO Alamosa LLC		33,144	492	—	(218)
Cogentrix Solar Services, LLC(*2)		84,458	53,116	8,958	(112)

2017
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
KEPCO-LG CNS Mangilao Holdings LLC	￦	24,131	24,395	—	(278)
Mangilao Investment LLC		24,131	—	—	—
KEPCO-LG CNS Mangilao Solar, LLC		24,002	134	—	(278)
Jeju Hanlim Offshore Wind Co., Ltd.		36	—	—	—
PT. Siborpa Eco Power		11,562	214	—	(518)

(*1)

Financial information of EWP America Inc. includes that of six other subsidiaries, EWP Renewable Corporation, DG Fairhaven Power, LLC, DG Whitefield, LLC, Springfield Power, LLC, California Power Holdings, LLC, and EWPRC Biomass Holdings, LLC.

(*2)	Financial information of Cogentrix Solar Services, LLC includes that of two other subsidiaries, Solar Investments I, LLC and KEPCO Solar of Alamosa, LLC (formerly, Cogentrix of Alamosa, LLC).

(*3)

Financial information of Energy New Industry Specialized Investment Private Investment Trust includes that of three other subsidiaries, BSK E-New Industry Fund VII, e-New Industry LB Fund 1 and Songhyun e-New Industry Fund.

2018
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
Korea Hydro & Nuclear Power Co., Ltd.	￦	55,792,704	30,484,104	8,858,717	(137,613)
Korea South-East Power Co., Ltd.		9,997,758	4,948,553	5,521,038	25,736
Korea Midland Power Co., Ltd.		10,839,218	7,088,013	4,368,467	(38,142)
Korea Western Power Co., Ltd.		9,902,752	5,965,410	4,841,261	(28,157)
Korea Southern Power Co., Ltd.		9,810,985	5,463,721	5,539,793	55,439
Korea East-West Power Co., Ltd.		8,744,380	4,092,460	4,933,525	3,345
KEPCO Engineering & Construction Company, Inc.		771,480	310,100	433,701	12,937
KEPCO Plant Service & Engineering Co., Ltd.		1,275,365	296,428	1,239,604	160,791
KEPCO Nuclear Fuel Co., Ltd.		817,416	434,439	230,667	15,835
KEPCO KDN Co., Ltd.		566,807	159,423	622,154	60,016
Garolim Tidal Power Plant Co., Ltd.		608	345	—	(11)
KEPCO International HongKong Ltd.		140,101	1	—	3,307
KEPCO International Philippines Inc.		107,948	1,475	—	52,539
KEPCO Gansu International Ltd.		12,047	515	—	(24)
KEPCO Philippines Holdings Inc.		188,551	9,775	—	53,219
KEPCO Philippines Corporation		6,394	213	—	54
KEPCO Ilijan Corporation		431,444	53,413	99,844	49,631
KEPCO Lebanon SARL		1,509	9,686	—	413
KEPCO Neimenggu International Ltd.		194,336	—	—	20,829
KEPCO Shanxi International Ltd.		519,991	201,732	—	290
KOMIPO Global Pte Ltd.		250,456	961	—	11,478
KEPCO Netherlands B.V.		130,460	77	—	26,550
KOREA Imouraren Uranium Investment Corp.		63,517	171	—	(89,852)
KEPCO Australia Pty., Ltd.		439,719	14	—	49
KOSEP Australia Pty., Ltd.		37,057	2,832	20,294	7,315
KOMIPO Australia Pty., Ltd.		39,066	4,659	20,294	7,193
KOWEPO Australia Pty., Ltd.		39,341	4,702	20,294	7,316
KOSPO Australia Pty., Ltd.		36,525	3,585	20,294	9,520
KEPCO Middle East Holding Company		101,201	92,862	—	3,043
Qatrana Electric Power Company		484,383	326,486	18,766	21,170
KHNP Canada Energy, Ltd.		49,776	35	—	(26)
KEPCO Bylong Australia Pty., Ltd.		254,398	315,921	—	(29,573)
Korea Waterbury Uranium Limited Partnership		20,890	142	—	(74)

2018
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
Korea Electric Power Nigeria Ltd.	￦	112	39	727	(93)
KEPCO Holdings de Mexico		248	57	—	(11)
KST Electric Power Company		535,807	457,867	109,735	10,274
KEPCO Energy Service Company		1,940	1,454	5,117	(232)
KEPCO Netherlands S3 B.V.		46,518	38	—	1,226
PT. KOMIPO Pembangkitan Jawa Bali		11,405	5,472	20,320	3,925
PT. Cirebon Power Service		1,588	273	7,228	177
KOWEPO International Corporation		—	8	—	—
KOSPO Jordan LLC		16,315	3,432	34,371	1,907
EWP Philippines Corporation		1,684	829	—	(11)
EWP America Inc.(*1)		72,525	4,903	29,557	(4,483)
KNF Canada Energy Limited		1,801	20	—	(45)
EWP Barbados 1 SRL		268,033	1,581	688	11,221
Gyeonggi Green Energy Co., Ltd.		293,812	185,043	96,442	25,121
PT. Tanggamus Electric Power		216,321	187,502	26,832	9,338
Gyeongju Wind Power Co., Ltd.		122,303	83,348	21,906	8,803
KOMIPO America Inc.		10,092	572	—	(885)
KOSEP USA, INC.		1	4,857	—	4,341
PT. EWP Indonesia		7,444	14	—	3,138
KEPCO Netherlands J3 B.V.		115,978	77	—	(104)
Korea Offshore Wind Power Co., Ltd.		216,114	36,377	—	(8,473)
Global One Pioneer B.V.		162	87	—	(113)
Global Energy Pioneer B.V.		325	74	—	(102)
Mira Power Limited		277,525	213,104	—	(980)
KOSEP Material Co., Ltd.		2,862	1,249	3,240	377
Commerce and Industry Energy Co., Ltd.		92,872	88,009	27,937	(6,091)
KEPCO Singapore Holdings Pte., Ltd.		582	9	—	(31)
KEPCO KPS Philippines Corp.		7,501	358	4,815	766
KOSPO Chile SpA		139,814	57,502	—	1,016
PT. KOWEPO Sumsel Operation And Maintenance Services		1,313	394	4,343	(654)
HeeMang Sunlight Power Co., Ltd.		10,915	7,626	146	(192)
Fujeij Wind Power Company		217,796	212,435	—	(1,033)
KOSPO Youngnam Power Co., Ltd.		413,472	325,589	369,669	8,155
HI Carbon Professional Private Special Asset Investment Trust 1		3,002	—	—	12
Chitose Solar Power Plant LLC		115,505	105,079	15,022	872
KEPCO Energy Solution Co. Ltd.		304,103	849	5,584	2,532
Solar School Plant Co., Ltd.		204,282	1,366	1,149	2,033
KOSPO Power Services Limitada		3,045	596	9,610	1,132
Energy New Industry Specialized Investment Private Investment Trust(*2)		66,498	1,014	—	(1,140)
KOEN Bylong Pty., Ltd.		5,544	26	—	(10)
KOMIPO Bylong Pty., Ltd.		5,544	26	—	(25)
KOWEPO Bylong Pty., Ltd.		5,544	26	—	—
KOSPO Bylong Pty., Ltd.		5,544	26	—	(25)
EWP Bylong Pty., Ltd.		5,544	16	—	(15)
KOWEPO Lao International		3,800	1,015	2,899	895
KEPCO US Inc.		16,640	—	—	6
KEPCO Alamosa LLC		32,346	79	750	(688)
KEPCO Solar of Alamosa, LLC (formerly, Cogentrix of Alamosa, LLC)		64,223	48,819	9,015	200
KEPCO-LG CNS Mangilao Holdings LLC		25,642	27,197	—	(1,144)

2018
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
Mangilao Investment LLC	￦	25,641	—	—	—
KEPCO-LG CNS Mangilao Solar, LLC		25,406	146	—	(104)
Jeju Hanlim Offshore Wind Co., Ltd.		16,557	328	—	(925)
PT. Siborpa Eco Power		12,363	141	—	(1,771)
PT. Korea Energy Indonesia		1,183	60	1,459	223
KOLAT SpA		38,362	474	585	(186)
KEPCO California, LLC		42,171	21	—	(332)
KEPCO Mojave Holdings, LLC		103,189	65,730	—	(3,959)
Incheon Fuel Cell Co., Ltd.		23,626	415	—	(201)
KOEN Service Co., Ltd.		583	31	—	(48)
KOMIPO Service Co., Ltd.		576	17	—	(41)
KOWEPO Service Co., Ltd.		750	227	—	(77)
KOSPO Service Co., Ltd.		576	6	—	(30)
EWP Service Co., Ltd.		667	97	—	(30)
PT. KOMIPO Energy Indonesia		2,236	—	—	—

(*1)

Financial information of EWP America Inc. includes that of six other subsidiaries, EWP Renewable Corporation, DG Fairhaven Power, LLC, DG Whitefield, LLC, Springfield Power, LLC, California Power Holdings, LLC, and EWPRC Biomass Holdings, LLC.

(*2)

Financial information of Energy New Industry Specialized Investment Private Investment Trust includes that of three other subsidiaries, BSK E-New Industry Fund VII, e-New Industry LB Fund 1 and Songhyun e-New Industry Fund.

Significant restrictions on abilities to subsidiaries
Significant restrictions on abilities to subsidiaries are as follows:

Company	Nature and extent of any significant restrictions
Gyeonggi Green Energy Co., Ltd.	Acquisition or disposal of assets of more than ￦35 billion, change in the capacity of cogeneration units (except for the change due to performance improvement of equipment, maintenance) will require unanimous consent of all directors.

KOSPO Youngnam Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of financial institutions.

Incheon Fuel Cell Co., Ltd.	Acquisition or disposal of assets of more than ￦20 billion, change in the capacity of cogeneration units (except for the change due to performance improvement of equipment, maintenance) will require unanimous consent of all directors.

Details of non-controlling interest prior to intra-group eliminations
Details of non-controlling interest prior to intra-group eliminations as of and for the years ended December 31, 2016, 2017 and 2018 are as follows:

2016
Description		KEPCO Ilijan Corporation	KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Engineering & Construction Company, Inc.	Others	Total
		In millions of won
Percentage of ownership		49.00%	49.00%	33.92%
Current assets	￦	154,758	553,924	270,553	1,211,510	2,190,745
Non-current assets		403,272	532,497	516,043	2,379,882	3,831,694
Current liabilities		(19,256)	(264,506)	(286,444)	(297,510)	(867,716)
Non-current liabilities		(39,193)	(36,984)	(78,232)	(1,919,924)	(2,074,333)
Net assets		499,581	784,931	421,920	1,373,958	3,080,390
Book value of non-controlling interest		244,794	384,616	143,115	684,093	1,456,618
Sales		116,667	1,214,304	506,012	674,461	2,511,444
Profit for the period		51,552	86,657	17,796	102,170	258,175
Profit for the period attributable to non-controlling interest		25,260	42,462	6,036	26,709	100,467
Cash flows from operating activities		102,546	121,240	18,748	84,086	326,620
Cash flows from investing activities		(117)	79,807	(7,556)	(367,674)	(295,540)
Cash flows from financing activities before dividends to non-controlling interest		(56,863)	(39,911)	(1,634)	877,863	779,455
Dividends to non-controlling interest		(55,705)	(36,139)	(2,539)	(22,054)	(116,437)
Effect of exchange rate fluctuation		1,529	127	(854)	7,216	8,018
Net increase (decrease) of cash and cash equivalents		(8,610)	125,124	6,165	579,437	702,116

2017
Description		KEPCO Ilijan Corporation	KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Engineering & Construction Company, Inc.	Others	Total
		In millions of won
Percentage of ownership		49.00%	49.00%	33.92%
Current assets	￦	160,588	623,934	257,529	1,269,175	2,311,226
Non-current assets		314,036	571,152	504,637	2,588,833	3,978,658
Current liabilities		(21,546)	(278,562)	(221,860)	(394,320)	(916,288)
Non-current liabilities		(36,255)	(16,127)	(83,274)	(2,014,925)	(2,150,581)
Net assets		416,823	900,397	457,032	1,448,763	3,223,015
Book value of non-controlling interest		204,243	441,194	155,025	612,245	1,412,707
Sales		109,183	1,232,113	490,193	719,087	2,550,576
Profit for the period		66,320	135,482	21,222	66,419	289,443
Profit for the period attributable to non-controlling interest		32,497	66,386	7,199	20,447	126,529
Cash flows from operating activities		123,534	129,801	62,578	60,021	375,934
Cash flows from investing activities		(5,276)	(193,408)	(8,622)	(409,353)	(616,659)
Cash flows from financing activities before dividends to non-controlling interest		(44,442)	(15,606)	(55,504)	339,432	223,880
Dividends to non-controlling interest		(48,855)	(14,994)	(1,419)	(20,840)	(86,108)
Effect of exchange rate fluctuation		(7,432)	(1,267)	(101)	(24,206)	(33,006)
Net increase (decrease) of cash and cash equivalents		17,529	(95,474)	(3,068)	(54,946)	(135,959)
2018
Description		KEPCO Ilijan Corporation	KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Engineering & Construction Company, Inc.	Others	Total
		In millions of won
Percentage of ownership		49.00%	49.00%	33.92%
Current assets	￦	163,622	628,725	281,390	956,928	2,030,665
Non-current assets		267,822	646,640	490,090	2,760,500	4,165,052
Current liabilities		(16,819)	(270,097)	(248,402)	(559,552)	(1,094,870)
Non-current liabilities		(36,594)	(26,331)	(61,698)	(1,933,583)	(2,058,206)
Net assets		378,031	978,937	461,380	1,224,293	3,042,641
Book value of non-controlling interest		185,235	479,679	156,500	680,963	1,502,377
Sales		99,844	1,239,604	433,701	966,037	2,739,186
Profit for the period		49,631	160,791	12,937	92,457	315,816
Profit for the period attributable to non-controlling interest		24,319	78,788	4,388	28,475	135,970
Cash flows from operating activities		92,822	129,700	81,042	110,448	414,012
Cash flows from investing activities		(4,452)	(123,593)	(50,569)	35,167	(143,447)
Cash flows from financing activities before dividends to non-controlling interest		(53,733)	(33,737)	(14,591)	(374,669)	(476,730)
Dividends to non-controlling interest		(51,626)	(32,414)	(2,839)	(23,452)	(110,331)
Effect of exchange rate fluctuation		2,840	(124)	31	1,304	4,051
Net increase (decrease) of cash and cash equivalents		(14,149)	(60,168)	13,074	(251,202)	(312,445)

Changes in goodwill
Details of goodwill as of December 31, 2017 and 2018 are as follows:

	2017		2018
	In millions of won
Acquisition cost	￦	2,582	2,582
Accumulated impairment		—	—

Carrying book value	￦	2,582	2,582

Disposals of subsidiaries
(i)	The fair value of proceeds from disposal as of December 31, 2016, 2017 and 2018, respectively, are as follows:

	2016		2017	2018
	In millions of won
Consideration received in cash	￦	898	—	160
Net assets transferred due to dissolution or liquidation		34,148	—	—

	￦	35,046	—	160

(ii)	The carrying value of assets and liabilities of subsidiaries as of the date the Company lost its control during the years ended December 31, 2016, 2017 and 2018, respectively, are as follows:

	2016		2017	2018
	In millions of won
Current assets
Cash and cash equivalents	￦	898	—	175
Current financial assets		81	—	—
Trade and other receivables		—	—	11
Non-current assets
Available-for-sale financial assets		34,089	—	—
Current liabilities
Current financial liabilities		(22)	—	—
Trade and other payables		—	—	(28)

	￦	35,046	—	158

(iii)	Gain from disposals of subsidiaries for the years ended December 31, 2016, 2017 and 2018, respectively, are as follows:

	2016		2017	2018
	In millions of won
Fair value of sale price	￦	35,046	—	160
Net assets disposed		(35,046)	—	(158)
Non-controlling interests		—	—	—
Realization of unrealized gain		—	—	70
Other comprehensive income		—	—	—

Gain from disposals of subsidiaries(*1)	￦	—	—	72

(*1)	Gain from disposals of subsidiaries is included in the consolidated statements of comprehensive income (loss).

(iv)	Net cash flow from sales of subsidiaries for the years ended December 31, 2016, 2017 and 2018, respectively, are as follows:

	2016		2017	2018
	In millions of won
Consideration received in cash	￦	898	—	160
Less: cash held by disposed subsidiaries		(898)	—	(175)

Net cash flow	￦	—	—	(15)

Cash dividends received from subsidiaries
Cash dividends received from subsidiaries for the years ended December 31, 2016, 2017 and 2018, respectively, are as follows:

Subsidiaries		2016	2017	2018
		In millions of won
Korea Hydro & Nuclear Power Co., Ltd.	￦	635,200	543,072	281,234
Korea South-East Power Co., Ltd.		124,169	106,546	33,928
Korea Midland Power Co., Ltd.		23,073	54,305	26,581
Korea Western Power Co., Ltd.		36,238	66,992	28,996
Korea Southern Power Co., Ltd.		17,849	60,630	25,780
Korea East-West Power Co., Ltd.		67,906	94,430	61,408
KEPCO Engineering & Construction Company, Inc.		5,069	2,765	5,531
KEPCO Plant Service & Engineering Co., Ltd.		39,911	15,607	33,739
KEPCO Nuclear Fuel Co., Ltd.		3,411	3,231	1,077
KEPCO KDN Co., Ltd.		3,392	4,352	13,888
KEPCO International HongKong Ltd.		9,107	4,304	23,314
KEPCO International Philippines Inc.		61,862	44,906	52,507
KEPCO Ilijan Corporation		57,979	50,849	53,900
KEPCO Philippines Holdings Inc.		17,747	26,023	—
KEPCO Neimenggu International Ltd.		10,735	—	—
KOMIPO Global Pte Ltd.		10,432	—	—
Qatrana Electric Power Company		8,331	5,939	6,240
KOSPO Jordan LLC		1,095	—	—
KEPCO Energy Service Company		294	—	—
EWP Philippines Corporation		—	—	—
KEPCO Netherlands S3 B.V.		—	—	3,115
PT. KOMIPO Pembangkitan Jawa Bali		3,222	3,188	20,658
KEPCO Netherlands J3 B.V.		12,507	—	12,090
Gyeongju Wind Power Co., Ltd.		679	—	—
Energy New Industry Specialized Investment Private Investment Trust		—	291	—
HI Carbon Professional Private Special Asset Investment Trust 1		—	11	11
KOSPO Power Services Limitada		—	425	993
Cogentrix Solar Services, LLC		—	344	—
KEPCO Netherlands B.V.		—	—	17,424
PT. Cirebon Power Service		—	—	382
Chitose Solar Power Plant LLC		—	—	1,986

	￦	1,150,208	1,088,210	704,782